Intangible assets	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Intangible assets

13.Intangible assets

						Impairment	Effects of	Balance at
	Balance at				Assets held	expenses/	movements in	31 December
Cost	1 January 2023	Additions	Disposals	Transfers	for sale	(reversals)	exchange rates	2023
Telecommunication licenses	70,152,194	3,613,018	(59,797)	181,814	(5,149,479)	-	(430,834)	68,306,916
Computer software	95,767,623	7,908,723	(173,279)	453,280	(1,359,776)	-	1,087,039	103,683,610
Transmission line software	1,030,729	972	(3,688)	-	-	-	25,231	1,053,244
Indefeasible right of usage	1,012,694	2,943	-	-	-	-	-	1,015,637
Brand name	11,292	53	(49)	188	(614)	-	(102)	10,768
Customer base	48,967	-	-	-	-	-	(9,872)	39,095
Goodwill	419,754	-	-	-	-	(7,176)	(4,649)	407,929
Subscriber acquisition cost	34,103,021	5,031,195	(125,098)	-	(575,070)	-	84,049	38,518,097
Electricity production license	709,869	-	-	-	-	-	(41,875)	667,994
Others	1,118,057	164,935	(860)	(23,060)	(161)	-	(11,527)	1,247,384
Construction in progress	75,914	371,418	(132,947)	(89,073)	(869)	-	37,781	262,224
Total	204,450,114	17,093,257	(495,718)	523,149	(7,085,969)	(7,176)	735,241	215,212,898

Accumulated amortization
Telecommunication licenses	47,255,448	4,275,416	(4,766)	-	(3,194,034)	3	(244,068)	48,087,999
Computer software	72,926,450	6,425,747	(135,165)	-	(204,567)	15,716	980,719	80,008,900
Transmission line software	1,015,248	26,303	(3,688)	-	-	-	5,381	1,043,244
Indefeasible right of usage	579,827	63,302	-	-	-	-	(454)	642,675
Brand name	16,512	65	(21)	-	(340)	-	(6,401)	9,815
Customer base	35,051	2,005	-	-	-	-	(8,714)	28,342
Subscriber acquisition cost	20,368,047	6,382,401	(125,098)	-	(387,076)	-	(267,239)	25,971,035
Electricity production license	9,938	30,167	-	-	-	-	12,338	52,443
Others	744,858	130,809	(821)	-	(147)	477	(18,128)	857,048
Total	142,951,379	17,336,215	(269,559)	-	(3,786,164)	16,196	453,434	156,701,501

Net book value	61,498,735	(242,958)	(226,159)	523,149	(3,299,805)	(23,372)	281,807	58,511,397

13.Intangible assets (continued)

					Impairment	Effects of	Balance at
	Balance at				expenses/	movements in	31 December
Cost	1 January 2022	Additions	Disposals	Transfers	(reversals)	exchange rates	2022
Telecommunication licenses	73,385,234	1,664	(57,933)	1,504	-	(3,178,275)	70,152,194
Computer software	89,532,740	5,779,710	(280,355)	340,680	-	394,848	95,767,623
Transmission line software	988,369	1,112	-	-	-	41,248	1,030,729
Indefeasible right of usage	1,012,694	-	-	-	-	-	1,012,694
Brand name	13,996	611	(545)	124	-	(2,894)	11,292
Customer base	65,107	-	-	-	-	(16,140)	48,967
Goodwill	427,353	-	-	-	-	(7,599)	419,754
Subscriber acquisition cost	29,629,666	4,875,036	(111,624)	-	-	(290,057)	34,103,021
Electricity production license (Note 3)	778,332	-	-	-	-	(68,463)	709,869
Others	935,930	200,535	(733)	3	-	(17,678)	1,118,057
Construction in progress	127,424	294,093	(590)	(342,311)	-	(2,702)	75,914
Total	196,896,845	11,152,761	(451,780)	-	-	(3,147,712)	204,450,114

Accumulated amortization
Telecommunication licenses	44,068,178	4,523,381	(3,162)	-	506	(1,333,455)	47,255,448
Computer software	66,868,545	5,737,378	(272,867)	-	101,269	492,125	72,926,450
Transmission line software	1,001,840	31,887	-	-	(16,604)	(1,875)	1,015,248
Indefeasible right of usage	522,256	58,315	-	-	-	(744)	579,827
Brand name	27,544	117	(394)	-	-	(10,755)	16,512
Customer base	49,300	-	-	-	-	(14,249)	35,051
Subscriber acquisition cost	15,840,829	5,010,502	(111,624)	-	-	(371,660)	20,368,047
Electricity production license (Note 3)	9,154	-	-	-	-	784	9,938
Others	591,074	156,050	(733)	-	545	(2,078)	744,858
Total	128,978,720	15,517,630	(388,780)	-	85,716	(1,241,907)	142,951,379

Net book value	67,918,125	(4,364,869)	(63,000)	-	(85,716)	(1,905,805)	61,498,735

Amortization expenses for the years ended 31 December 2023 and 2022 amounting to TL 17,352,411 and TL 15,603,346, respectively include impairment losses and are recognized in cost of revenue. Impairment losses on intangible assets for the years ended 31 December 2023 and 2022 are TL 23,372 and TL 85,716, respectively and are recognized in amortization expenses.

Computer software includes capitalized software development costs that meet the definition of an intangible asset. The amount of capitalized development costs is TL 1,643,698 for the year ended 31 December 2023 (31 December 2022: TL 900,089). Research and development expenses for the years ended 31 December 2023 and 2022 amounting to TL 132,635 and TL 129,078, respectively are recognized in cost of revenue.

The carrying amounts of Turkcell’s 2G, 3G and 4.5G licenses are TL 3,221,124, TL 2,268,481 and TL 14,195,189, respectively (31 December 2022: TL 174,274, TL 2,722,179 and TL 17,038,518, respectively).